Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Changes in benefit obligation:
Benefit obligation at beginning of year	$831,111	$628,424
Benefit obligation related to acquired companies	—	111,654
Service cost	13,035	18,305
Interest cost	16,626	19,723
Exchange rate differences	25,623	29,778
Amendments	3,670	3,689
Actuarial loss	73,941	90,847
Benefits paid	(38,263)	(75,684)
Other adjustments	—	4,375
Benefit obligation at end of year	$925,743	$831,111
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	289,493	164,282
Benefit assets related to acquired companies	—	91,724
Actual return on Plans’ assets (net of expenses)	39,131	37,901
Employer contribution	2,829	3,716
Benefits paid	(12,291)	(8,130)
Fair value of Plans’ assets at end of year	$319,162	$289,493
Accrued benefit cost, end of year:
Funded status	(606,583)	(541,623)
Unrecognized net actuarial loss	167,019	123,736
Unrecognized prior service cost	—	8
	$(439,564)	$(417,879)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(25,532)	(37,158)
Accrued benefit liability, non-current	(581,051)	(504,465)
Accumulated other comprehensive income, pre-tax	167,019	123,744
Net amount recognized	$(439,564)	$(417,879)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2020	2019	2018
Components of the Plans’ net periodic pension cost:
Service cost	$13,035	$18,305	$8,391
Interest cost	16,626	19,723	96,310
Expected return on Plans’ assets	(20,302)	(13,507)	(12,080)
Amortization of prior service cost	218	16	64
Amortization of net actuarial loss	17,742	4,809	5,884
Total net periodic benefit cost	$27,319	$29,346	$98,569
Additional information
Accumulated benefit obligation	$865,273	$781,749	$628,017

Weighted Average Assumptions

	December 31,
	2020	2019
Weighted average assumptions:
Discount rate as of December 31	1.5%	1.9%
Expected long-term rate of return on Plans’ assets	6.8%	7.2%
Rate of compensation increase	1.6%	0.6%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2020	2019
Asset Category:
Equity Securities	65.3%	67.2%
Debt Securities	31.7%	32.1%
Other	3.0%	0.7%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2020	2019
Asset Category:
Equity Securities	65.0%	63.0%
Debt Securities	35.0%	36.0%
Other	—%	1.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2020, was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$3,329	$3,329	$—	$—
Cash Equivalents:
Money Market Funds (a)	6,181	6,181	—	—
Fixed Income Securities:
Mutual Funds (b)	101,167	101,167	—	—
Equity Securities:
International Companies (c)	5,092	5,092	—	—
Mutual Funds (d)	203,393	203,393	—	—
Total	$319,162	$319,162	$—	$—

a.This category includes highly liquid daily traded cash-like vehicles.
b.This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
c.This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
d.This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2020 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$20	$17
Benefit obligation	$134	$118

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,413	$1,359
Service cost	106	81
Interest cost	39	51
Actuarial (gain) loss	44	(34)
Employee contribution	10	17
Benefits paid	(40)	(61)
Benefit obligation at end of period	$1,572	$1,413
Change in Plan Assets:
Employer contribution	$30	$45
Employee contribution	10	16
Benefits paid	(40)	(61)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31,
	2020	2019
Accrued benefit cost, end of period:
Funded status	$(1,571)	$(1,412)
Unrecognized net actuarial (gain) loss	(1,290)	(1,479)
Accrued benefit cost, end of period	$(2,861)	$(2,891)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(82)	$(86)
Accrued benefit liability, non-current	(1,489)	(1,326)
Accumulated other comprehensive gain, pretax	(1,290)	(1,479)
Net amount recognized	$(2,861)	$(2,891)

Components of net periodic pension cost (for period):
Service cost	$106	$81
Interest cost	39	51
Amortization of net actuarial gain	(145)	(165)
Total net periodic benefit cost	$—	$(33)

Assumptions as of end of period:
Discount rate	1.97%	2.84%
Health care cost trend rate assumed for next year	5.50%	5.50%
Ultimate health care cost trend rate	4.04%	3.84%